Financial Instruments - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Maturity of foreign exchange contracts	24 months
After-tax gains (losses) deferred in AOCI of foreign exchange contracts to be reclassified to earnings over the next 12 months	$ 18
Foreign Exchange Derivatives [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Notional amount	8,600	$ 6,900
Interest Rate Derivatives [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Notional amount	$ 3,700	$ 3,900